Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000012178 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012178 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012178 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012178 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012178 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000012178 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000012178 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012178 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012178 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012178 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012178 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012178 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012179 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012179 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012179 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012179 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012179 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000012179 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000012179 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012179 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012179 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012179 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012179 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012179 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012180 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012180 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012180 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000012180 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012180 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012180 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012180 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012180 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012180 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012180 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012180 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012181 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012181 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012181 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012181 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012181 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000012181 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012181 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012181 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012181 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012181 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012181 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012181 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012181 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%